Related Party Transactions (Details) - USD ($)		1 Months Ended	12 Months Ended
	May 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 16, 2019
Related Party Transaction [Line Items]
Related party transaction, reimbursements				$ 214,000
Due to related party			$ 42,000	117,000
Revolving Credit Facility | Line of Credit
Related Party Transaction [Line Items]
Long-term debt			$ 0	235,100,000	$ 104,200,000
Virgin Enterprise Limited
Related Party Transaction [Line Items]
Royalties payable, percent	1.00%	1.00%	1.00%
Royalties payable per quarter, minimum amount	$ 20,000	$ 60,000	$ 375,000
Accrued royalties			72,000
Royalty expense, prorated fee payable			12,000
Virgin Galactic Holdings, Inc.
Related Party Transaction [Line Items]
Related party transaction, reimbursements			91,000
Due to related party			$ 42,000	$ 117,000